Biological assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about biological assets [line items]
Opening balance	R$ 5,942
Total balance	6,275	R$ 5,942
Grains [Member]
Disclosure of detailed information about biological assets [line items]
Opening balance	2,203	1,385
Expenditures with plantation	173,367	81,080
Expenditures with tilling
Fair value variation	18,062	54,892
Harvest of agricultural produce	(181,411)	(136,396)
Effect of conversion	639	1,242
Total balance	12,860	2,203
Cotton [Member]
Disclosure of detailed information about biological assets [line items]
Opening balance
Expenditures with plantation	13,323
Expenditures with tilling
Fair value variation	2,619
Harvest of agricultural produce	(7,336)
Effect of conversion
Total balance	8,606
Sugarcane [Member]
Disclosure of detailed information about biological assets [line items]
Opening balance	59,790	36,875
Expenditures with plantation
Expenditures with tilling	123,230	130,197
Fair value variation	34,511	43,952
Harvest of agricultural produce	(153,003)	(151,234)
Effect of conversion
Total balance	R$ 64,528	R$ 59,790